Loans and Notes Payable (Details) - USD ($)	Sep. 30, 2022	Dec. 31, 2021
Debt Instrument [Line Items]
Total Notes Payable	$ 32,945,778	$ 6,113,796
Loans and notes payable, current	971,441	1,511,447
Loans and notes payable, current attributed to variable interest entity	2,597,709	3,416,379
Loans and notes payable, long term	29,376,628	1,185,970
Various Promissory Notes And Convertible Notes [Member]
Debt Instrument [Line Items]
Total Notes Payable	50,960	50,960
Novus Capital Group L L C Note [Member]
Debt Instrument [Line Items]
Total Notes Payable	281,268	378,854
Triple T Notes [Member]
Debt Instrument [Line Items]
Total Notes Payable	337,044	353,330
National Buick G M C [Member]
Debt Instrument [Line Items]
Total Notes Payable	16,977	19,440
Various Convertible Bridge Notes [Member]
Debt Instrument [Line Items]
Total Notes Payable	0	1,075,813
Blue Ridge Bank [Member]
Debt Instrument [Line Items]
Total Notes Payable	410,200	410,200
Small Business Administration [Member]
Debt Instrument [Line Items]
Total Notes Payable	299,900	318,175
J P Morgan Chase Bank [Member]
Debt Instrument [Line Items]
Total Notes Payable	90,645	90,645
J B A H Holdings L L C [Member]
Debt Instrument [Line Items]
Total Notes Payable	286,643	0
Jorgan Development L L C [Member]
Debt Instrument [Line Items]
Total Notes Payable	28,377,641	0
Various Promissory Notes [Member]
Debt Instrument [Line Items]
Total Notes Payable	$ 2,794,500	$ 3,416,379